OTHER FINANCIAL ITEMS, NET - Other Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ 3,168	$ 4,985	$ 5,267
Total net movement in fair value of non-designated derivatives	(4,646)	(4,707)	(8,375)
Credit loss provision	464	(409)	458
Loss on purchase of bonds and debt extinguishment	(144)	(1,317)	(540)
Dividend income	539	645	1,246
Other items	2,811	2,646	1,458
Total other financial items, net	2,192	1,843	(486)
Interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	3,180	5,311	5,270
Total net movement in fair value of non-designated derivatives	(4,873)	102	(2,926)
Cross currency swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(12)	314	(3)
Total net movement in fair value of non-designated derivatives	(72)	(5,411)	(5,012)
Cross Currency And Interest Rate Swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net movement in fair value of non-designated derivatives	299	165	0
Commodity swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	0	(640)	0
Total net movement in fair value of non-designated derivatives	$ 0	$ 437	$ (437)